ORGANIZATION AND BUSINESS DESCRIPTION	6 Months Ended
Mar. 31, 2026
ORGANIZATION AND BUSINESS DESCRIPTION
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION

NETCLASS TECHNOLOGY INC (“NetClass” or “the Company”) is a holding company incorporated under the laws of Cayman Islands on January 4, 2022. NetClass, through its wholly-owned subsidiaries (collectively, “the Group”) offers online professional education platform and related courseware, providing smart education IT solutions service in the People’s Republic of China (“China” or “PRC”). The Company has no substantive operations other than holding 100% ownership of DRAGONSOFT GROUP CO., LIMITED (“NetClass HK”) established under the laws of Hong Kong on December 12, 2006.

As of March 31, 2026, the Company’s subsidiaries and consolidated affiliated entities are as follows:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
DRAGONSOFT GROUP CO., LIMITED (“NetClass HK”)	December 12, 2006	Hong Kong, PRC	100%	Investment Holding/ Subscription and Application development service
Shanghai Zhima Information Technology Co., Ltd. (“WFOE”)	April 30, 2019	PRC	100%	Investment Holding
Shanghai Netwide Enterprise Management Co., Ltd. (“Shanghai Netwide”)	April 27, 2022	PRC	100%	Subscription and Application development service
Shanghai NetClass Information Technology Co., Ltd. (“NetClass China”)	May 13, 2003	PRC	100%	Subscription and Application development service
Shanghai NetClass Enterprise Management Co., Ltd (“NetClass Management”)	August 29, 2016	PRC	100%	Subscription and Application development service
Shanghai NetClass Human Resources Co., Ltd (“NetClass HR”)	November 09, 2016	PRC	100%	Subscription and Application development service
Shanghai Chuangyuan Education Technology Co., Ltd (“NetClass Education”)	April 14, 2004	PRC	100%	Subscription and Application development service
NetClass Training (Shanghai) Co., Ltd. (“NetClass Training”)	August 19, 2016	PRC	100%	Subscription and Application development service
Netclass International Limited	July 28, 2023	Hong Kong, PRC	100%	No activities
NetClass Data Pte Ltd (“NetClass Singapore”)	May 13, 2024	Singapore	60%	Subscription and Application development service
Nova Solutions Inc. (“NetClass Japan”, formerly named Create Solutions Inc.)	January 22, 2022	Japan	51%	Subscription and Application development service
Netclass International PTE Ltd.	July 18, 2025	Singapore	100%	Subscription and Application development service

As described below, the Company, through a series of transactions accounted for as a reorganization of entities under common control (the “Reorganization”), became the ultimate parent of its subsidiaries. Mr. Jianbiao Dai, the CEO and the Chairman of the Board of Directors of the Company, is the ultimate controlling shareholder of the Company.

NOTE 1 — ORGANIZATION AND BUSINESS DESCRIPTION (Continued)

Reorganization

A reorganization of the legal structure was completed on June 10, 2022. The reorganization involved:

(i)	the formation of the Company’s wholly owned subsidiary NetClass HK; the formation of WFOE controlled by Mr. Jianbiao Dai;
(ii)	The transfer of the shareholder equity in WOFE to NetClass HK on May 05, 2022;
(iii)	The transfer of the shareholders’ equity in NetClass China to WOFE on June 10, 2022.

Before and after the Reorganization, the Company, with its subsidiaries, was controlled by the same shareholders, and therefore the reorganization was considered a recapitalization of entities under common control under Accounting Standards Codification (“ASC”) 805-50-25 “Transactions Between Entities Under Common Control”. The consolidation of the Company and its subsidiaries was accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements (“CFS”) under ASC 805-50-45-5.